Capital and premiums (Tables)	12 Months Ended
Dec. 31, 2023
Capital and premiums.
Information about share capital

	December 31,
	2021	2022	2023
Share capital (in thousand of euros)	27,191	47,660	2,081
Number of outstanding shares	135,953,657	238,297,642	1,040,482,402
Nominal value per share (in euros)	€0.20	€0.20	€0.002

		Nominal amount
	Number of shares	(in thousands of euros)
Capital on December 31, 2022	238,297,642	47,660
May 11, 2023 private placement (1)	103,717,811	1,037
July 18, 2023 private placement (2)	50,500,000	505
Exercise of pre-funded share subscription warrants (2)	82,833,400	828
November 20, 2023 capital increase (3)	210,733,955	421
Conversion of convertible bonds (4)	350,334,130	16,772
Exercise of share warrants (5)	2,486,504	5
Definitive acquisition of bonus shares (6)	1,578,960	16
Total impact of nominal reduction	—	65,163
Capital on December 31, 2023	1,040,482,402	2,081